EMPIRIC CORE EQUITY FUND

SUMMARY PROSPECTUS January 27, 2012
Ticker Symbol:
Class A	EMCAX
Class C	EMCCX

www.empiricfunds.com

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus and other information about the Fund online at http://www.empiricfunds.com/prospectus.html.  You can also get this information at no cost by calling 888-839-7424.  The Fund’s Prospectus and Statement of Additional Information, both dated January 27, 2012, are incorporated by reference into this Summary Prospectus.

Investment Objective
To achieve capital appreciation by investing in equity securities and derivatives of domestic and foreign corporations.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in the section entitled “Distribution of Fund Shares” on page 21 of the Fund’s prospectus and in the section entitled “Purchase and Redemption of Shares” on page 39 of the Fund’s Statement of Additional Information.

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS A	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	0.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price or redemption proceeds, as applicable) (1)	NONE	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	NONE	NONE
Maximum Account Maintenance Fee(2)	NONE	NONE

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution (Rule 12b-1) Fees	0.25%	1.00%
Other Expenses	0.50%	0.50%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses(3)	1.76%	2.51%
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(1)
For single purchases, or purchases aggregating $1 million or more of Class A shares you will not pay an initial sales charge.  On these purchases of Class A shares, a deferred sales charge of 1% is levied on redemptions occurring within 12 months of the investment.  For Class C shares, the deferred sales charge is applied to redemptions within one year of purchase.

(2)
An account maintenance fee may be charged to accounts that have balances less than the minimum of $5,000 for regular accounts or retirement accounts, or $2,000 for Coverdell Education Savings Accounts.

(3)
The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as acquired fund fees and expenses.

Example.  The example below is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$744	$1,098	$1,475	$2,531
Class C	$357	$782	$1,337	$2,848

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$744	$1,098	$1,475	$2,531
Class C	$254	$782	$1,337	$2,848

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 352% of the average value of its portfolio.

Principal Investment Strategies

We will seek to achieve the Fund’s objective by purchasing and holding primarily equity securities and derivatives of both foreign and domestic companies.  We practice quantitative techniques in the selection of stocks using a computer screening process to assist us in finding investment opportunities.

Qualitative factors are considered in investment selection, but their influence is usually minimal.

We seek capital appreciation by investing in companies that we believe are undervalued, which could include small, medium or large capitalization companies, as well as derivatives relating to domestic and foreign corporations.

Under normal circumstances, the Fund invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities such as common stocks that we deem to be undervalued and which have characteristics we deem will likely cause those stocks to appreciate in the near future.  Such characteristics include the sector or industry the company is in, certain ratios of the company such as return-on-equity or margins, the size of the company, past and future growth of the company, analysts’ expectations, earnings surprises and other characteristics we deem may impact the appreciation of stocks.  The Fund’s policy of investing in equity securities may only be changed upon 60 days’ prior notice to shareholders.

Empiric Advisors, Inc. (the “Advisor”) seeks to control risk by diversifying the Fund’s assets among numerous sectors and asset classes.  The Fund may engage in derivative transactions for any purpose consistent with its investment objective.  A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, indices, or other financial instrument.  For example, the Fund may use derivatives to hedge its exposure to volatility with respect to underlying portfolio securities or the equity markets generally.  The Fund may actively trade equity index futures contracts and options on equities and equity index futures.  These transactions are used to hedge against changes in interest rates, security prices, and other market developments, or for the purposes of earning additional income.  These strategies have costs associated with them and losses will be incurred if the Advisor is incorrect in its expectations about the direction or extents of movement of markets or interest rates.  In addition, hedging strategies negatively impact the Fund's portfolio by decreasing the Fund's upside performance potential.

The Fund may make short sales as part of its overall portfolio management strategy or to offset a potential decline in the value of a security.  A short sale involves the sale of a security that is borrowed from a broker or other institution.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon closing a short sale.  Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund.

We consider the effects of higher turnover when evaluating short-term investments.  We will invest the Fund primarily in equities listed on the major U.S. stock exchanges, including ADRs, or securities convertible into common stocks.  Up to 33% of the Fund’s investment portfolio may include companies traded on foreign exchanges.  The Fund’s investment strategy typically results in a portfolio turnover rate in excess of 100% on an annual basis.

Principal Investment Risks
• General.  Investors should carefully consider their risk tolerance before investing.  As with all mutual fund investments, loss of money is a risk of investing.  Please read the other risks detailed below that apply to investing in our Fund.
• Market Risk.  Market risk involves the possibility that the Fund’s investments in equity securities will decline because of falls in the stock market, reducing the value of individual company’s stocks regardless of the success or failure of an individual company’s operations.
• Equity Securities Risks.  Common stocks and other equity securities generally increase or decrease in value based on the earnings of a company and on general industry and market conditions, which tend to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed income securities.
• Large Cap Company Risk.  Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.
• Small and Medium Cap Company Risk.  Securities of companies with small and medium market capitalizations are often more volatile and less liquid than investments in larger companies.  Small and medium cap companies may face a greater risk of business failure, which could increase the volatility of the Fund’s portfolio.
• Foreign Securities Risk.  Foreign securities can be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may also be less liquid than U.S. securities, which could affect the Fund’s investments.
• Derivatives Risk.  The Fund may buy or sell a variety of “derivative” instruments (such as, options, futures or index-based instruments) in order to gain exposure to particular securities or markets, in connection with hedging transactions and to increase total return.  The Fund’s use of derivative instruments involves the risk that such instruments may not work as intended due to unanticipated developments in market conditions or other causes.
• Short Sales Risk.  The risk of loss if the value of a security sold short increases prior to the scheduled delivery date because the Fund must pay more for the security than it has received from the purchaser in the short sale.
• Options Risk.  There are risks that option writing strategies the Fund uses will not be successful due to market behavior or unexpected events.  In buying call and put options, the Fund may forego its investment should the options fail to reach their strike prices before expiration.  In selling call options, the Fund receives a premium, but may forego appreciation of the underlying security.  In selling put options, the Fund receives a premium, but may have the underlying security put to the Fund, at a price greater than its then current market value.
• Futures Contracts and Options on Futures Risks.  Investments in futures contracts (or related options) involve substantial risks. The low margin or premiums normally required in trading index futures contracts may provide a large amount of leverage, and a relatively small change in the underlying index or price of the contract can produce a disproportionately larger profit or loss. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss up to the notional value of the futures contract.
• Portfolio Turnover Risk.  The Fund may make changes in its portfolio consistent with the Fund’s policies when we believe doing so is in the best interest of the Fund.  We anticipate Fund turnover to be considerably higher than that of comparable funds.  High turnover may increase transaction costs, increase taxable gains and negatively affect performance.  A high rate of portfolio turnover is 100% or more.  We consider the effects of higher turnover when evaluating short-term investments.

Performance
The bar chart and table below illustrate the variability of the Fund’s returns and the risks of investing.  The bar chart shows how performance of the Fund’s Class A shares (the Class with the longest period of annual returns) has varied from year to year and does not reflect the deduction of any applicable sales charges.  If sales charges had been reflected, the returns for Class A shares would be less than those shown below.  The performance of Class C shares will differ due to differences in expenses.  The table compares the Fund’s performance to that of a broad-based market index.  The Fund’s performance, before and after taxes, is not a prediction of future results.  Updated performance is available on the Fund’s website at www.empiricfunds.com and by calling 1-888-839-7424.

Calendar Year Total Returns

Class A

During the period of time shown in the bar chart, the Fund’s best and worst quarters are shown below.

Best Quarter: (second quarter, 2003) 35.41%
Worst Quarter: (third quarter, 2011) -21.99%

Average Annual Total Returns
(For the periods ended December 31, 2011)
	One Year	Five Years	Ten Years	Since Class C Inception (10/7/05)
Class A
Return Before Taxes	-15.06%	-4.10%	5.24%	N/A
Return After Taxes on Distributions	-15.06%	-4.64%	4.88%	N/A
Return After Taxes on Distributions and on Sale of Fund Shares	-9.79%	-3.26%	4.70%	N/A
Class C
Return Before Taxes	-11.45%	-3.68%	N/A	-0.87%
S&P 500® Index	2.11%	-0.25%	2.92%	2.95%
(reflects no deduction for fees, expenses or taxes)
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After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  The Fund’s performance presented in the table reflects the effects of the maximum applicable sales charge and the Fund’s operating expenses.  After tax returns are shown only for the Fund’s Class A shares and after-tax returns for Class C shares will vary.

Management
Investment Advisor.  Empiric Advisors, Inc. is the investment advisor to the Fund.

Portfolio Manager.  Mark Coffelt is the President and Chief Investment Officer of the Advisor and Portfolio Manager of the Fund since 1995.

Assistant Portfolio Manager.  Loren Mark Coffelt joined Empiric in 2007 as a financial analyst.  In December 2011, he was appointed as assistant portfolio manager.

Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any business day by written request via mail (Empiric Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by wire transfer, by telephone at 1-888-839-7424 or through a financial intermediary.  Purchases and redemptions by telephone are only permitted if you previously established these options on your account.  Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.  The minimum initial and subsequent investment amounts are shown below.  The Advisor, in its sole discretion, may waive the following minimums, including the minimums for certain asset-based fee programs, omnibus accounts or wrap fee programs.

Minimum Investments	To Open Your Account	To Add to Your Account
Regular Accounts	$5,000	$100
Individual Retirement Accounts (Traditional, Roth, SEP, and SIMPLE IRAs)	$5,000	$100
Coverdell Education Savings Accounts	$2,000	$100

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson, financial advisor or visit your financial intermediary’s website for more information.